Condensed financial information of Plastec Technologies, Ltd. - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019 CNY (¥)	May 31, 2019 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
Cash flows from operating activities
Net income/(loss)			$ 40,849	$ 177,974	$ 139,895
Change in operating assets and liabilities
Net cash provided by/(used in) operating activities			(10,928)	8,314	(4,915)
Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net	¥ 137,370	$ 165,506	325,413	350,655	131,686
Net cash provided by investing activities			325,413	350,655	131,686
Cash flows from financing activities
Dividend paid			(413,761)	(403,669)	(151,376)
Net cash used in financing activities			(413,761)	(403,669)	(151,376)
Net decrease in cash and cash equivalents			(87,289)	(128,942)	(90,322)
Cash and cash equivalents, beginning of year			272,750	300,571
Cash and cash equivalents, end of year			185,530	272,750	300,571
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income			3,297	3,082	2,213
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable			0	165,506	141,341
Parent Company [Member]
Cash flows from operating activities
Net income/(loss)			(8,906)	174,360	141,093
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary			0	(165,506)	(141,341)
Change in operating assets and liabilities
Prepaid expenses			273	312	(882)
Accounts payable and accrued liabilities			541	(237)	(534)
Income tax payable			591	4,155
Net cash provided by/(used in) operating activities			(7,501)	13,084	(1,664)
Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net			165,506	141,341	131,686
Net cash provided by investing activities			165,506	141,341	131,686
Cash flows from financing activities
Decrease/(increase) in amount due from subsidiaries			160,046	223,200	(99,060)
Dividend paid			(413,761)	(403,669)	(151,376)
Net cash used in financing activities			(253,715)	(180,469)	(250,436)
Net decrease in cash and cash equivalents			(95,710)	(26,044)	(120,414)
Cash and cash equivalents, beginning of year			248,050	274,094	394,508
Cash and cash equivalents, end of year			152,340	248,050	274,094
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income			3,042	3,019	2,089
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable			$ 0	$ 165,506	$ 141,341